Overview of Consolidation Scope	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Overview of Consolidation Scope	30. Overview of Consolidation Scope
The parent company argenx SE is domiciled in The Netherlands. The Company, argenx SE, has one subsidiary, argenx
BV, which is based in Belgium. argenx BV has fourteen subsidiaries. Details of the Company’s consolidated entities at the end of the reporting period are as follows:

Name	Country	Participation
argenx SE	The Netherlands	100.00%
argenx B.V.	Belgium	100.00%
argenx Benelux B.V.	Belgium	100.00%
argenx US, Inc.	USA	100.00%
argenx Switzerland, S.A.	Switzerland	100.00%
argenx Japan KK.	Japan	100.00%
argenx France SAS	France	100.00%
argenx Germany GmbH	Germany	100.00%
argenx Canada Inc.	Canada	100.00%
argenx UK Ltd.	United Kingdom	100.00%
argenx Netherlands Services B.V.	The Netherlands	100.00%
argenx Italy S.r.l.	Italy	100.00%
argenx Spain S.L.	Spain	100.00%
argenx Australia Pty. Ltd.	Australia	100.00%
argenx Spain S.L. - Sucursal em Portugal	Portugal	100.00%
argenx Austria Services GmbH	Austria	100.00%